Expenses by Nature - Summary of Expenses by Nature (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Raw material used, changes in inventories and others	₩ 54,670,367	₩ 44,466,766	₩ 34,555,624
Employee benefits	4,330,946	4,023,167	3,624,953
Outsourced processing cost	8,641,448	7,690,334	7,808,343
Electricity	936,360	744,207	656,121
Depreciation	3,204,744	3,135,345	3,156,181
Amortization	488,835	444,100	465,558
Freight and custody	3,077,044	1,580,200	1,428,012
Sales commissions	75,012	65,404	86,851
Loss on disposal of property, plant and equipment	111,082	95,720	142,126
Impairment loss on property, plant and equipment	213,183	311,520	27,040
Impairment loss on goodwill and intangible assets	370,663	224,328	197,776
Donations	80,558	101,258	45,652
Other	5,058,849	4,962,224	3,638,393
Expenses by nature	81,259,091	67,844,573	55,832,630
Wages and salaries	4,024,805	3,684,894	3,316,364
Expenses related to post-employment benefits	306,141	338,273	308,589
Employee benefits expenses	₩ 4,330,946	₩ 4,023,167	₩ 3,624,953